FINANCE INCOME AND FINANCE COSTS	3 Months Ended
Mar. 31, 2025
Finance Income And Finance Costs [Abstract]
FINANCE INCOME AND FINANCE COSTS	FINANCE INCOME AND FINANCE COSTS
Finance Income
Finance income of $12.1 million and $13.9 million for the three months ended March 31, 2025 and 2024, respectively, is comprised mainly of interest income earned on various bank accounts and time deposits.
Finance Costs

	Three months ended March 31,
	2025	2024
	US$’000	US$’000

Interest on lease liabilities	499	416
Collaboration interest-bearing advanced funding	4,562	5,059
Total	5,061	5,475